Income taxes - Deferred Taxes Resulting From Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	$ (4,869)	$ (4,574)
Income statements	(90)	(188)
Business acquisitions	(18)	(43)
Other comprehensive (loss)/income	199	(73)
Deficit	(8)	(7)
Increase (Decrease) Through Transfer To Held-For-Sale, Deferred Tax Liability (Asset)	6
Other	7	16
Ending balance, deferred tax liability (asset)	(4,773)	(4,869)
NON- CAPITAL LOSS CARRY- FORWARDS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	60	63
Income statements	(23)	(4)
Business acquisitions	(1)	1
Ending balance, deferred tax liability (asset)	36	60
POST- EMPLOYMENT BENEFIT PLANS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	(602)	(466)
Income statements	10	15
Other comprehensive (loss)/income	149	(151)
Ending balance, deferred tax liability (asset)	(443)	(602)
INDEFINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	(1,767)	(1,701)
Income statements	(35)	(40)
Business acquisitions	(10)	(26)
Increase (Decrease) Through Transfer To Held-For-Sale, Deferred Tax Liability (Asset)	7
Ending balance, deferred tax liability (asset)	(1,805)	(1,767)
PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	(2,745)	(2,417)
Income statements	(36)	(307)
Business acquisitions	(4)	(21)
Increase (Decrease) Through Transfer To Held-For-Sale, Deferred Tax Liability (Asset)	(1)
Other	5
Ending balance, deferred tax liability (asset)	(2,781)	(2,745)
OTHER
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance, deferred tax liability (asset)	185	(53)
Income statements	(6)	148
Business acquisitions	(3)	3
Other comprehensive (loss)/income	50	78
Deficit	(8)	(7)
Other	2	16
Ending balance, deferred tax liability (asset)	$ 220	$ 185